Transactions and Balances with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Rent payments		$ 273,000
Payments		0
Trade payables and accrued liabilities		1,466,000
Consulting fees		$ 1,466,000